Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future minimum lease payments under operating lease agreements
2016	$ 5,816
2017	5,301
2018	4,736
2019	4,117
2020	3,579
Thereafter	56,448
Total minimum future lease payments	79,997
Sublease rental income	9,959
Rent expense under operating lease	5,973	$ 6,182	$ 6,225
Sublease income	$ 928